Production and operating costs	12 Months Ended
Dec. 31, 2018
Disclosure Of Production And Operating Costs [Abstract]
Disclosure Of Production And Operating Costs Explanatory [Text Block]
Note
9 Production and operating costs

Amounts in US$ '000	2018	2017	2016
Well and facilities maintenance	20,262	14,722	13,160
Operation and maintenance	7,756	3,116	2,137
Staff costs (Note 11)	17,725	11,901	8,722
Share-based payment (Note 11)	878	457	622
Royalties	71,836	28,697	11,497
Consumables	17,444	11,902	8,283
Transportation costs	2,628	2,969	2,281
Equipment rental	9,317	5,818	3,868
Safety and Insurance costs	3,878	2,591	2,222
Gas plant costs	5,967	6,069	6,300
Field camp	2,959	2,377	1,687
Non-operated blocks costs	1,327	1,213	1,082
Other costs	12,283	7,155	5,374
	174,260	98,987	67,235